Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of changes in intangible assets

	Software,
	Licenses and	Customer
In EUR	Patents	Relationships	In Process	Total
Cost
Balance at January 1, 2019	5,316,273	2,203,278	10,636	7,530,187
Additions	1,262,694	—	84,490	1,347,185
Transfer	95,126	—	(95,126)	—
Foreign currency effect	128,169	60,845	—	189,014
Balance at December 31, 2019	6,802,262	2,264,124	—	9,066,386
Additions	86,850	—	—	86,850
Transfer	—	—	—	—
Foreign currency effect	(99,763)	(31,423)	—	(131,186)
Balance at December 31, 2020	6,789,349	2,232,701	—	9,022,049

		Customer
In EUR	Software	Relationships	In Process	Total
Accumulated amortization
Balance at January 1, 2019	(1,047,289)	(356,331)	—	(1,403,620)
Amortization	(1,119,260)	(509,935)	—	(1,629,195)
Balance at December 31, 2019	(2,166,549)	(866,266)	—	(3,032,815)
Amortization	(1,402,098)	(508,886)	—	(1,910,985)
Balance at December 31, 2020	(3,568,647)	(1,375,152)	—	(4,943,799)
Carrying amounts
At January 1, 2019	4,268,984	1,846,947	10,636	6,126,567
At December 31, 2019	4,635,713	1,397,857	—	6,033,571
At December 31, 2020	3,220,701	857,549	—	4,078,249